SCHEDULE OF WEIGHTED-AVERAGE ASSUMPTIONS USED FOR STOCK OPTIONS GRANTED (Details) - Share-Based Payment Arrangement, Option [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average risk-free rate	4.23%		4.38%	4.45%	4.44%	3.82%
Weighted average volatility	130.22%		117.25%	97.91%	98.09%	95.15%
Dividend yield	0.00%		0.00%	0.00%	0.00%	0.00%
Expected term	10 years		6 years 7 months 28 days	5 years 10 months 6 days	6 years 14 days	5 years 5 months 8 days